Financial Instruments - Non Recurring Basis (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011
Vessels held for sale (Note 4)	$ 44,409	$ 43,674	$ 0
Total	44,409	43,674
Unobservable Inputs (Level 3) [Member]
Vessels held for sale (Note 4)	44,409	43,674
Total	$ 44,409	$ 43,674